INTANGIBLE ASSETS (Schedule of Annual Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Year ending December 31
2024	$ 5,782
2025	5,285
2026	5,285
2027	5,285
2028	5,285
2029 and thereafter	12,262
Total	$ 39,184